UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West T. Rowe Price Mid Cap Growth Fund (Initial Class and Class L)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

For the 12-month period ended December 31, 2012, the Great-West T. Rowe Price Mid Cap Growth Fund underperformed the S&P MidCap 400® Index, with both posting positive returns. The Fund (Initial Class shares) returned 13.67% while the index returned 17.88%. Broadly speaking, stock selection accounted for the underperformance, and sector allocation mitigated that effect somewhat.

Major U.S. equity indexes produced solid returns in 2012. Over the course of the year, mid- and small-cap shares narrowly surpassed their large-cap counterparts. As measured by the Russell indexes, value stocks outpaced growth stocks across all capitalization levels. Within the mid-cap growth universe, health care led, while energy ended slightly negative.

Consumer discretionary was a key area of relative weakness. Primary detractors were Kohl’s, a multiline retailer that reported weak November sales, and Groupon, which faced persistent questions about the viability of its business model. A recent investment theme in this sector has been to favor companies that clearly serve either high- or low-end customers. In addition, we continue to focus on firms that dominate their particular product niche.

In information technology, our stock holdings also underperformed. Two detractors were Marvell Technology Group and Nuance Communications. Marvell Technology Group suffered amid declining demand for its hard drive products, while speech-recognition software maker Nuance Communications posted disappointing earnings. We believe the information technology sector is full of promising companies that stand to benefit from long-term trends toward greater mobile computing, online advertising and commerce, cloud computing, and applications of very large data sets.

Stock selection in industrials and business services was another detractor. Machinery name Gardner Denver was a notable detractor, as a potential buyout fell through. In industrials and business services, we seek well-run companies with exposure to high-growth end markets and strong management teams skilled at integrating acquisitions.

On the positive side, our stock holdings in health care outperformed, and we received an additional boost from a favorable overweight. Regeneron Pharmaceuticals was a key name here, as the firm reported strong sales of an important drug. Elsewhere in the sector, Amylin Pharmaceuticals was acquired at a premium, and Catamaran resulted from a merger and posted strong results. In health care, our strategy is driven by a recognition of long-term factors in the sector’s favor: an aging population, a growing willingness to spend on health care to improve quality of life, and a fast pace of scientific advancement.

We also did well to limit our exposure to the utilities sector. In addition, our stock choices proved beneficial. This sector is not a major area of investment for the Fund, as few names meet the necessary growth criteria.

We anticipate that the U.S. economy could grow around 2% to 3% in the coming year, and we are encouraged by positive trends in the housing industry and unemployment rates. The global economy is still facing many of the same struggles as it did in 2012, including an economic slowdown in China and sovereign debt problems in Europe. Hence, we remain focused on finding stocks that we believe can do reasonably well in any economic conditions.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	S&P MidCap 400 Index	Russell MidCap Growth Index
	10,000.00	10,000.00	10,000.00
2003	13,781.00	13,561.84	14,271.00
2004	16,273.98	15,796.83	16,480.15
2005	18,575.12	17,780.91	18,474.25
2006	19,828.94	19,615.55	20,443.60
2007	23,172.11	21,180.67	22,780.31
2008	13,819.84	13,506.91	12,684.08
2009	20,019.43	18,555.80	18,555.53
2010	25,535.38	23,499.06	23,450.48
2011	25,103.83	23,092.53	23,063.55
2012	28,535.53	27,221.48	26,709.90

Note: Performance for the Class L shares may vary due to their differing fee structure. See returns table below.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Five Years	Ten Years/Since Inception
Initial Class	13.67%	4.25%	11.06%
Class L	13.33%	--	14.17%*

*Since inception on August 12, 2011.

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Sector as of December 31, 2012

Sector	% of Fund Investments
Basic Materials	3.10%
Communications	8.03%
Consumer, Cyclical	13.49%
Consumer, Non-cyclical	25.42%
Convertible Preferred Stock	0.22%
Energy	5.38%
Financial	5.63%
Industrial	16.76%
Short Term Investments	7.54%
Technology	13.04%
Utilities	1.39%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period (06/30/12 – 12/31/12)
Initial Class
Actual	$1,000.00	$1,057.40	$5.35*

Hypothetical (5% return before expenses)	$1,000.00	$1,020.07	$5.25*

Class L
Actual	$1,000.00	$1,058.10	$6.69**

Hypothetical (5% return before expenses)	$1,000.00	$1,018.77	$6.56**

*Expenses are equal to the Fund’s annualized expense ratio of 1.03% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

**Expenses are equal to the Fund’s annualized expense ratio of 1.28% for the Class L shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the investment period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

COMMON STOCK
Basic Materials — 3.27%
133,000	Agnico-Eagle Mines Ltd	$	6,977,180
86,000	Celanese Corp Series A		3,829,580
114,000	Franco-Nevada Corp (a)		6,552,106
97,000	Rockwood Holdings Inc		4,797,620

			22,156,486

Communications — 8.45%
248,000	Amdocs Ltd		8,429,520
82,000	Aruba Networks Inc (a)(b)		1,701,500
80,000	Charter Communications Inc Class A (b)		6,099,200
55,000	Discovery Communications Inc Class C (b)		3,217,500
57,000	FactSet Research Systems Inc (a)		5,019,420
9,000	IPG Photonics Corp		599,850
610,000	JDS Uniphase Corp (b)		8,259,400
165,000	Liberty Interactive Corp Class A (b)		3,247,200
12,000	LinkedIn Corp Class A (b)		1,377,840
133,000	Motorola Solutions Inc		7,405,440
28,000	Netflix Inc (b)		2,597,840
40,000	Rackspace Hosting Inc (b)		2,970,800
149,000	TIBCO Software Inc (b)		3,279,490
74,000	TripAdvisor Inc (b)		3,105,040

			57,310,040

Consumer, Cyclical — 14.20%
56,000	Alaska Air Group Inc (b)		2,413,040
19,000	AutoZone Inc (b)		6,734,170
265,000	CarMax Inc (b)		9,948,100
9,000	Chipotle Mexican Grill Inc (b)		2,677,140
97,000	Choice Hotels International Inc (a)		3,261,140
209,000	Dollar General Corp (b)		9,214,810
112,000	Dollar Tree Inc (b)		4,542,720
11,000	DSW Inc Class A		722,590
200,000	Fastenal Co		9,338,000
92,000	Harley-Davidson Inc		4,493,280
143,000	Kohl’s Corp		6,146,140
210,000	Marriott International Inc Class A		7,826,700
40,000	Michael Kors Holdings Ltd (b)		2,041,200
65,000	O’Reilly Automotive Inc (b)		5,812,300
21,000	Panera Bread Co Class A (b)		3,335,430
26,000	Shoppers Drug Mart Corp (c)		1,118,730
85,000	Shoppers Drug Mart Corp (a)		3,657,384
30,000	Starbucks Corp		1,608,600
20,000	Tesla Motors Inc (a)(b)		677,400
95,000	Tim Hortons Inc (a)		4,672,100
94,000	WABCO Holdings Inc (b)		6,127,860

			96,368,834

Consumer, Non-cyclical — 26.76%
56,000	Alexion Pharmaceuticals Inc (b)		5,253,360
186,000	Alkermes PLC (b)		3,444,720
83,000	Ariad Pharmaceuticals Inc (b)		1,591,940
269,000	Bruker Corp (b)		4,107,630
233,000	CareFusion Corp (b)		6,659,140

Shares			Value

Consumer, Non-cyclical — (continued)
188,000	Catamaran Corp (b)	$	8,856,680
46,000	Cooper Cos Inc		4,254,080
130,000	Covance Inc (b)		7,510,100
67,000	CR Bard Inc		6,548,580
36,000	Cubist Pharmaceuticals Inc (b)		1,514,160
305,000	DENTSPLY International Inc		12,081,050
51,000	Edwards Lifesciences Corp (b)		4,598,670
286,000	Elan Corp PLC Sponsored ADR (b)		2,920,060
94,000	Equifax Inc		5,087,280
30,000	Fresh Market Inc (b)		1,442,700
229,000	Gartner Inc (b)		10,538,580
105,000	Global Payments Inc		4,756,500
76,000	Henry Schein Inc (b)		6,114,960
277,000	Hertz Global Holdings Inc (b)		4,506,790
46,000	Hospira Inc (b)		1,437,040
73,000	IDEXX Laboratories Inc (b)		6,774,400
36,000	Illumina Inc (a)(b)		2,001,240
83,000	Incyte Corp Ltd (a)(b)		1,378,630
105,000	Laboratory Corp of America Holdings (b)		9,095,100
181,000	Manpower Inc		7,681,640
56,000	MEDNAX Inc (b)		4,453,120
37,000	Onyx Pharmaceuticals Inc (b)		2,794,610
12,000	Pharmacyclics Inc (b)		694,800
366,000	Quanta Services Inc (b)		9,988,140
31,000	Regeneron Pharmaceuticals Inc (b)		5,303,170
106,000	Theravance Inc (a)(b)		2,360,620
74,000	TreeHouse Foods Inc (b)		3,857,620
91,000	Universal Health Services Inc Class B		4,399,850
74,000	Valeant Pharmaceuticals International Inc (b)		4,422,980
141,000	Vantiv Inc Class A (b)		2,879,220
107,000	Verisk Analytics Inc Class A (b)		5,457,000
45,000	WellCare Health Plans Inc (b)		2,191,050
28,000	Whole Foods Market Inc		2,557,240

			181,514,450

Energy — 5.66%
83,000	CONSOL Energy Inc		2,664,300
133,000	EQT Corp		7,844,340
181,000	Halcon Resources Corp (b)		1,252,520
101,000	Laredo Petroleum Holdings Inc (a)(b)		1,834,160
38,000	Pioneer Natural Resources Co		4,050,420
124,000	Range Resources Corp		7,790,920
133,000	SM Energy Co		6,943,930
181,000	Southwestern Energy Co (b)		6,047,210

			38,427,800

Financial — 5.92%
45,000	Air Lease Corp (b)		967,500
115,000	BankUnited Inc		2,810,600
149,000	CBOE Holdings Inc		4,389,540
213,000	Charles Schwab Corp		3,058,680
143,000	HCC Insurance Holdings Inc		5,321,030
15,000	IntercontinentalExchange Inc (b)		1,857,150

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Financial — (continued)
44,000	Jones Lang LaSalle Inc	$	3,693,360
242,000	Progressive Corp		5,106,200
314,000	TCF Financial Corp		3,815,100
324,000	TD Ameritrade Holding Corp		5,446,440
111,000	Willis Group Holdings PLC		3,721,830

			40,187,430

Industrial — 17.64%
50,000	Acuity Brands Inc		3,386,500
152,000	Agilent Technologies Inc		6,222,880
343,000	AMETEK Inc		12,886,510
290,000	Babcock & Wilcox Co		7,598,000
39,000	Ball Corp		1,745,250
56,000	Clean Harbors Inc (b)		3,080,560
80,000	Colfax Corp (b)		3,228,000
128,000	Gardner Denver Inc		8,768,000
194,000	Gentex Corp		3,651,080
171,000	IDEX Corp		7,956,630
74,000	JB Hunt Transport Services Inc		4,418,540
61,000	Kansas City Southern		5,092,280
476,000	McDermott International Inc (b)		5,245,520
8,000	Mettler-Toledo International Inc (b)		1,546,400
146,000	Pall Corp		8,797,960
60,000	Rexnord Corp (a)(b)		1,278,000
95,000	Roper Industries Inc		10,590,600
384,000	Textron Inc		9,519,360
171,000	Trimble Navigation Ltd (b)		10,222,380
131,000	Waste Connections Inc		4,426,490

			119,660,940

Technology — 13.72%
83,000	Akamai Technologies Inc (b)		3,395,530
111,000	Altera Corp		3,822,840
671,000	Atmel Corp (b)		4,395,050
77,000	Avago Technologies Ltd		2,437,820
74,000	Concur Technologies Inc (a)(b)		4,996,480
95,000	Cree Inc (a)(b)		3,228,100
16,184	Dropbox Inc (b)(d)(e)		124,483
133,000	Fiserv Inc (b)		10,510,990
122,000	IHS Inc Class A (b)		11,712,000
93,000	Intersil Corp Class A		770,970
111,000	Microchip Technology Inc (a)		3,617,490
72,000	MICROS Systems Inc (b)		3,055,680
225,000	MSCI Inc Class A (b)		6,972,750
276,000	Nuance Communications Inc (b)		6,160,320
129,000	NVIDIA Corp		1,585,410
141,000	Red Hat Inc (b)		7,467,360
65,000	SanDisk Corp (b)		2,831,400
88,000	ServiceNow Inc (a)(b)		2,642,640
74,000	Silicon Laboratories Inc (b)		3,093,940
41,000	Workday Inc Class A (a)(b)		2,234,500
25,452	Workday Inc Class B (b)(e)		1,317,777
187,000	Xilinx Inc		6,713,300

			93,086,830

Shares			Value

Utilities — 1.47%
549,000	Calpine Corp (b)	$	9,953,370

TOTAL COMMON STOCK — 97.09% (Cost $537,026,646)		$	658,666,180

PREFERRED STOCK
Convertible Preferred Stock — 0.23%
221,560	Coupon.com Series B (b)(d)(e)		606,521
20,098	Dropbox Inc Series A (b)(d)(e)		154,588
98,726	Dropbox Inc Series A-1 (b)(d)(e)		759,374
254,930	Living Social Series E (b)(d)(e)		79,028

			1,599,511

TOTAL PREFERRED STOCK — 0.23% (Cost $3,732,966)		$	1,599,511

Principal Amount

SECURITIES LENDING COLLATERAL
$ 194,675	Undivided interest of 9.74% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $194,675 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.	$	194,675

9,998,034	Undivided interest of 14.49% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $9,998,034 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.		9,998,034

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of December 31, 2012

Principal Amount		Value

Securities Lending Collateral — (continued)
$ 9,498,132	Undivided interest of 16.67% in a repurchase agreement (principal amount/value $57,100,000 with a maturity value of $57,100,634) with BNP Paribas Securities Corp, 0.20%, dated 12/31/12, to be repurchased at $9,498,132 on 1/2/13, collateralized by Government National Mortgage Association, 3.00% - 3.50%, 9/15/42 - 11/15/42, with a value of $58,242,018.	$9,498,132

1,359,610	Undivided interest of 7.84% in a repurchase agreement (principal amount/value $17,377,120 with a maturity value of $17,377,265) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $1,359,610 on 1/2/13, collateralized by U.S. Treasury, 0.38% - 4.13%, 6/30/13 - 8/15/19, with a value of $17,724,664.	1,359,610

1,711,272	Undivided interest of 11.81% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $1,711,272 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.	1,711,272

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 33,293	Undivided interest of 9.65% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $33,293 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.		$33,293

9,498,132	Undivided interest of 18.06% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $9,498,132 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.		9,498,132

TOTAL SECURITIES LENDING COLLATERAL — 4.76% (Cost $32,293,148)		$	32,293,148

SHORT TERM INVESTMENTS
6,581,000	Federal Farm Credit Banks Funding Corp
	0.01%, 01/02/2013		6,580,998
	International Bank for Reconstruction & Development
10,000,000	0.03%, 01/02/2013		9,999,992
5,000,000	0.03%, 01/03/2013		4,999,992

TOTAL SHORT TERM INVESTMENTS — 3.18% (Cost $21,580,982)		$	21,580,982

TOTAL INVESTMENTS — 105.26% (Cost $594,633,742)		$	714,139,821

OTHER ASSETS & LIABILITIES, NET — (5.26)%		$	(35,711,374)

TOTAL NET ASSETS — 100.00%		$	678,428,447

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Schedule of Investments

As of December 31, 2012

(a)	A portion or all of the security is on loan at December 31, 2012.
(b)	Non-income producing security.
(c)	Restricted security; at December 31, 2012, the aggregate cost and fair value of restricted securities was $956,800 and $1,118,730, respectively, representing 0.16% of net assets.
(d)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(e)	Illiquid security; at December 31, 2012, the aggregate cost and fair value of illiquid securities was $4,218,512 and $3,041,772, respectively, representing 0.45% of net assets.
ADR	American Depositary Receipt

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West T. Rowe Price Mid Cap Growth Fund

ASSETS:
Investments in securities, fair value (including $31,422,444 of securities on loan)(a)	$714,139,821
Dividends receivable	125,751
Subscriptions receivable	1,651,314
Receivable for investments sold	2,797,749

Total Assets	718,714,635

LIABILITIES:
Payable to investment adviser	571,298
Payable upon return of securities loaned	32,293,148
Redemptions payable	6,698,036
Payable for investments purchased	721,607
Payable to custodian	1,922
Payable for distribution fees	177

Total Liabilities	40,286,188

NET ASSETS	$678,428,447

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,868,748
Paid-in capital in excess of par	559,688,377
Net unrealized appreciation on investments and foreign currency translations	119,506,079
Accumulated net realized loss on investments and foreign currency transactions	(4,634,757)

TOTAL NET ASSETS
Initial Class	$677,540,530

Class L	$887,917

CAPITAL STOCK:
Authorized
Initial Class	110,000,000
Class L	35,000,000
Issued and Outstanding
Initial Class	38,587,937
Class L	99,539

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Initial Class	$17.56

Class L	$8.92

(a) Cost of investments	$594,633,742

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West T. Rowe Price Mid Cap Growth Fund

INVESTMENT INCOME:
Interest	$7,562
Income from securities lending	179,592
Dividends	5,357,163
Foreign withholding tax	(67,380)

Total Income	5,476,937

EXPENSES:
Management fees	6,392,257
Audit fees	18,903
Bank and custodian fees	47,283
Distribution fees - Class L	1,451
Investment administration fees	102,759
Other	74,985

Total Expenses	6,637,638

Less amount reimbursed by investment adviser	54,452
Less amount waived by distributor - Class L	36

Net Expenses	6,583,150

NET INVESTMENT LOSS	(1,106,213)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments and foreign currency transactions	32,833,118
Net change in unrealized appreciation on investments and foreign currency translations	47,523,906

Net Realized and Unrealized Gain on Investments and Foreign Currency	80,357,024

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,250,811

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal years ended December 31, 2012 and 2011

Great-West T. Rowe Price Mid Cap Growth Fund	2012	2011

OPERATIONS:
Net investment loss	$(1,106,213)	$(2,992,233)
Net realized gain	32,833,118	57,627,435
Net change in unrealized appreciation (depreciation)	47,523,906	(63,427,683)

Net Increase (Decrease) in Net Assets Resulting from Operations	79,250,811	(8,792,481)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Initial Class	(4,578,893)	(7,570,653)
Class L	(19,870)	(11,073)

From net investment income	(4,598,763)	(7,581,726)

From net realized gains
Initial Class	(28,478,322)	(47,902,123)
Class L	(68,495)	(38,254)

From net realized gains	(28,546,817)	(47,940,377)

Total Distributions	(33,145,580)	(55,522,103)

CAPITAL SHARE TRANSACTIONS:
Shares sold
Initial Class	271,365,113	295,813,152
Class L	836,530	413,235
Shares issued in reinvestment of distributions
Initial Class	33,057,215	55,472,776
Class L	88,365	49,327
Shares redeemed
Initial Class	(243,167,268)	(270,856,745)
Class L	(297,243)	(120,323)

Net Increase in Net Assets Resulting from Capital Share Transactions	61,882,712	80,771,422

Total Increase in Net Assets	107,987,943	16,456,838

NET ASSETS:
Beginning of year	570,440,504	553,983,666

End of year (a)	$678,428,447	$570,440,504

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Initial Class	15,283,294	15,951,208
Class L	87,483	39,424
Shares issued in reinvestment of distributions
Initial Class	1,896,291	3,427,029
Class L	9,951	5,683
Shares redeemed
Initial Class	(13,693,535)	(14,535,690)
Class L	(31,326)	(11,676)

Net Increase	3,552,158	4,875,978

(a) Including (overdistributed) net investment loss:	$0	$(223,813)

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
Great-West T. Rowe Price Mid Cap Growth Fund - Initial Class	2012		2011	2010	2009	2008

NET ASSET VALUE, BEGINNING OF YEAR	$16.24		$18.31	$14.95	$10.32	$18.81

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)	(a)	0.23	–	–	–
Net realized and unrealized gain (loss)	2.24		(0.55)	4.12	4.63	(7.42)

Total From Investment Operations	2.21		(0.32)	4.12	4.63	(7.42)

LESS DISTRIBUTIONS:
From net investment income	(0.12)		(0.24)	–	–	–
From net realized gains	(0.77)		(1.51)	(0.76)	–	(1.07)

Total Distributions	(0.89)		(1.75)	(0.76)	0.00	(1.07)

NET ASSET VALUE, END OF YEAR	$17.56		$16.24	$18.31	$14.95	$10.32

TOTAL RETURN(b)	13.67%		(1.69%)	27.55%	44.86%	(40.36%)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$677,541		$570,148	$553,984	$397,909	$298,032
Ratio of expenses to average net assets
Before reimbursement	1.03%		1.04%	1.05%	1.06%	1.06%
After reimbursement	1.03%		1.04%	1.05%	1.05%	1.05%
Ratio of net investment loss to average net assets
Before reimbursement	(0.18%)		(0.53%)	(0.09%)	(0.48%)	(0.47%)
After reimbursement	(0.17%)		(0.53%)	(0.09%)	(0.47%)	(0.46%)
Portfolio turnover rate(c)	35%		42%	56%	41%	41%

(a)	Per share amounts are based upon average shares outstanding.
(b)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the periods indicated.

	Fiscal Years Ended December 31,
	2012		2011(a)
Great-West T. Rowe Price Mid Cap Growth Fund - Class L

NET ASSET VALUE, BEGINNING OF YEAR	$8.75		$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)	(0.03)	(b)	0.39
Net realized and unrealized gain	1.19		0.15

Total From Investment Operations	1.16		0.54

LESS DISTRIBUTIONS:
From net investment income	(0.22)		(0.40)

From net realized gains	(0.77)		(1.39)

Total Distributions (0.99)			(1.79)

NET ASSET VALUE, END OF YEAR	$8.92		$8.75

TOTAL RETURN(c) (d)	13.33%		5.58%	(e)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$888		$292
Ratio of expenses to average net assets
Before reimbursement and waiver	6.91%		51.98%	(f)
After reimbursement and waiver	1.27%		1.29%	(f)
Ratio of net investment loss to average net assets
Before reimbursement and waiver	(5.97%)		(51.36%)	(f)
After reimbursement and waiver	(0.33%)		(0.67%)	(f)
Portfolio turnover rate(g)	35%		42%

(a)	Class L inception date was August 12, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(d)	Performance shown net of distribution fees waived. Without the waiver, the return shown would have been lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.
(g)	Portfolio turnover is calculated at the Fund level.

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST T. ROWE PRICE MID CAP GROWTH FUND

Notes to Financial Statements

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Interests in the Great-West T. Rowe Price Mid Cap Growth Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. Effective September 24, 2012, Maxim T. Rowe Price MidCap Growth Portfolio’s name changed to Great-West T. Rowe Price Mid Cap Growth Fund. The investment objective of the Fund is to seek long-term capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as Initial Class and Class L shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Annual Report - December 31, 2012

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock	Benchmark yields, reported trades, benchmark securities, operating matrix, company financials, reference data including market research publications and exchange prices.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

		Level 1		Level 2		Level 3		Total
Assets
Equity Investments:
Domestic Common Stock	$	615,257,810	$	1,317,777	$	124,483	$	616,700,070
Foreign Common Stock		40,847,380		1,118,730		—		41,966,110
Preferred Stock		—		—		1,599,511		1,599,511
Securities Lending Collateral		—		32,293,148		—		32,293,148
Short Term Investments		—		21,580,982		—		21,580,982

Total Investments(a)	$	656,105,190	$	56,310,637	$	1,723,994	$	714,139,821

(a) Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Annual Report - December 31, 2012

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Restricted and Illiquid Securities

The Fund may own certain investment securities which are restricted as to resale. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. These securities are deemed illiquid unless it is otherwise determined that such securities are liquid pursuant to the Board-approved guidelines established in the Great-West Funds’ Policy and Procedures regarding Liquidity.

The Fund may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Annual Report - December 31, 2012

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid semi-annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on the basis of the first-in, first-out method (FIFO).

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal tax returns remain open for the fiscal years ended 2009 through 2012. The statute of limitations on the Fund’s Colorado tax returns remain open for an additional year.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-

Annual Report - December 31, 2012

04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 1.00% of the average daily net assets of the Fund. However, the Adviser is required by contract to reimburse the Fund for any expenses which exceed an annual rate, including management fees, of 1.05% of the average daily net assets of the Fund. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods. The Adviser and Great-West Funds have entered into a sub-advisory agreement with T. Rowe Price Associates, Inc. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund. The Fund has entered into a plan of distribution which provides for compensation for distribution of Class L shares and for providing or arranging for the provision of services to Class L shareholders. The distribution plan provides for a maximum fee equal to an annual rate of 0.25% of the average daily net assets of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Fund. The amount waived, if any, is reflected in the Statement of Operations.

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $242,684,808 and $210,958,952, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4. UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $599,370,229. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $136,636,335 and gross depreciation of securities in which there was an excess of tax cost over value of $21,866,743 resulting in net appreciation of $114,769,592.

5. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had

Annual Report - December 31, 2012

securities on loan valued at $31,422,444 and received collateral of $32,293,148 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

6. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments to the accounting treatment of partnerships, adjustments for Passive Foreign Investment Corporation securities, adjustments for Real Estate Investment Trust securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$5,928,789	$(5,928,789)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011
Distributions paid from:
Ordinary income	$4,598,763	$7,581,726
Long-term capital gain	28,546,817	47,940,377

	$33,145,580	$55,522,103

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$72,181
Undistributed capital gains	3,384,131

Net accumulated earnings	3,456,312

Net unrealized appreciation on investments	114,769,592
Capital loss carryforward	–
Post-October losses	(3,354,582)

Tax composition of capital	$114,871,322

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October ordinary losses	Post-October capital losses
$–	$(3,354,582)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term.

Annual Report - December 31, 2012

7. TAX INFORMATION (unaudited)

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 99% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West T. Rowe Price Mid Cap Growth Fund, (formerly, Maxim T. Rowe Price MidCap Growth Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West T. Rowe Price Mid Cap Growth Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A

Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO 80111 1961	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC	64	N/A

Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A

Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 1967	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.    The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.    The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.    The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.    The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e) (2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’primary investment adviser.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)            (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

(3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013